AIS Tactical Asset Allocation Portfolio
AIS Tactical Asset Allocation Portfolio
Investment Objective.
The investment objective of the AIS Tactical Asset Allocation Portfolio (the “Fund”) is conservative long-term growth of capital and preservation of purchasing power.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you invest at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 14 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AIS Tactical Asset Allocation Portfolio	AIS Tactical Asset Allocation Portfolio Class A Shares	AIS Tactical Asset Allocation Portfolio Class C Shares	AIS Tactical Asset Allocation Portfolio Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses AIS Tactical Asset Allocation Portfolio		AIS Tactical Asset Allocation Portfolio Class A Shares	AIS Tactical Asset Allocation Portfolio Class C Shares	AIS Tactical Asset Allocation Portfolio Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.90%	0.90%	0.90%
Subsidiary Expenses		0.04%	0.04%	0.04%
Remaining Other Expenses		0.86%	0.86%	0.86%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		2.25%	3.00%	2.00%
Fee Waiver/Expense Reimbursement		0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.60%	2.35%	1.35%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between AIS Capital Management LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.50%, 2.25%, and 1.25% of the Fund's average net assets, for Class A, Class C, and Class I shares, respectively, through June 30, 2013. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Advisor is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example AIS Tactical Asset Allocation Portfolio (USD $)	One Year	Three Years
AIS Tactical Asset Allocation Portfolio Class A Shares	828	1,179
AIS Tactical Asset Allocation Portfolio Class C Shares	238	866
AIS Tactical Asset Allocation Portfolio Class I Shares	137	565

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.

 The Fund intends to invest in up to four asset classes:  1) equities, 2) U.S. Government securities, 3) gold, and 4) cash and cash equivalents.  Accordingly, the Fund may invest up to 80% of its asset value in either domestic or foreign equity securities (primarily common stocks, but also preferred stocks and convertible securities) or U.S. Government securities and up to 100% in cash equivalents. With respect to equity securities, the Fund may invest in any size company, including small and mid-capitalization companies, but primarily in market capitalizations in excess of $1 billion.  The Fund will only invest in investment-grade bonds and has no limitation with respect to maturity.  The Fund may invest up to 25% of its total assets in exchange-traded gold funds and may also invest up to 25% of its total assets in a wholly-owned and controlled subsidiary providing exposure to gold.  By leveraging its exposure to gold within the subsidiary, and together with its investments in exchange-traded gold funds, the Fund, overall, may have an exposure to gold of up to an amount equal to 80% of its unleveraged total assets.

The Advisor actively manages the allocation of the Fund’s assets among stock, bond, gold and short-term cash-equivalent investments using an investment strategy known as “The Tactical Asset Allocation Portfolio” (“TAAP”).  The Advisor exercises discretion in determining the mix of long-term assets in the Fund at all times.  Instead of maintaining a static mix of long-term assets, TAAP invests more heavily in the assets deemed to offer the best growth potential.  When the Advisor does not believe that the risk to reward of being long is favorable, in any of its available long-term asset classes, the portfolio will be invested in cash up to a 100% position.

Investments may, from time to time, exceed the above guidelines due to price appreciation/depreciation of investments or cash withdrawals.  In addition, the Advisor may employ certain strategies using futures, puts and calls, and other derivative strategies to accomplish the asset allocation goals of the program.  The Advisor anticipates that the Fund’s trading in futures contracts will be limited to gold futures contracts.

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The Subsidiary.  The Fund will invest up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled subsidiary providing exposure to gold (the “Subsidiary”).  Rather than gaining gold exposure indirectly through stocks, underlying funds, structured notes or other surrogates for commodities, the Subsidiary will open accounts to trade directly in exchange-traded commodity futures.  The Subsidiary is subject to the same investment restrictions as the Fund when viewed on an unconsolidated basis. The Subsidiary will invest in futures in gold, along with cash and cash equivalents, and will use both fundamental analysis and a proprietary indicator to trade the portfolio.

Futures contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future.  The Fund’s use of futures contracts through its investment in the Subsidiary will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of a commodity underlying such an instrument and results in increased volatility, which means the Subsidiary will have the potential for greater gains, as well as the potential for greater losses, than if the Subsidiary did not use such instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Subsidiary’s exposure to a commodity and may cause the Fund’s net asset value to be volatile.  There is no assurance that the Fund’s use of instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to gold at times within its Subsidiary but not in the overall Fund.  However, it is expected that the overall portfolio of the Fund will not be leveraged, except from time to time as gains and losses in asset class allocations need to be rebalanced to target levels.  The Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage.  For example, the Fund could hold gold futures contracts that could provide the Fund three times the leverage.  For more information on these and other risk factors, please see the “Principal Risk Factors” section of the Prospectus.

The Fund currently intends to invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

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Commodities Risk:  Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

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Derivatives Risk:   The Fund may use derivatives, such as futures contracts, to gain exposure to gold in its Subsidiary.  The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.

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General Market Risk:  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Risks of Exchange Traded Funds. Investment in an exchange-traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. Investments in ETFs also add an extra layer of expenses.

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Leverage Risk:  Using derivatives like commodity futures in the Subsidiary to increase the Subsidiary’s combined long and short exposure creates leverage, which can magnify the Subsidiary’s potential for gain or loss and may increase the volatility of the Fund’s net asset value.

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Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  In addition, the Advisor has not previously managed a mutual fund.

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Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk:  The risk that investment strategies employed by the Advisor in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

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Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Strategy Risk:  The risk that investment strategies employed by the Advisor in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

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Regulatory Change Risk:  The Advisor has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” or “CPO” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation.  Recently, the CFTC has amended Section 4.5 in such a way that the Advisor will no longer be allowed to claim this exclusion. Subject to the availability of another exemption, both the Fund and the Subsidiary will be required to comply with certain CFTC regulations regarding disclosure, reporting and recordkeeping in the future, although the CFTC has not yet finalized the rule explaining the exact nature of the additional requirements applicable to registered investment companies like the Fund.  Compliance with such requirements will likely increase the costs associated with an investment in the Fund.

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Tax Risk:  Certain of the Fund’s investment strategies, including transactions in futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.  Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  However, the IRS has suspended issuance of any further letters pending a review of its position.  If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

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Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Advisor has filed with the National Futures Association a notice claiming an exemption from registration as a CPO pursuant to Section 4.13(a)(4) of regulations of the Commodity Exchange Act, as amended, with respect to the Subsidiary’s operation.  Recently, the CFTC has rescinded the exemption available under Section 4.13(a)(4), effective as of April 24, 2012. CPOs, such as the Advisor, that have claimed relief under Regulation 4.13(a)(4) prior to that date will have until December 31, 2012 to comply with the rescission. It is anticipated that after December 31, 2012, the CPO will be eligible for relief relating to CFTC disclosure and reporting requirements pursuant to certain exemptions that are currently available to commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund).  Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

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Volatility Risk:  The Fund may have investments that appreciate or decrease significantly in value over short periods of time.  This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

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Credit Risk:  There is a risk that issuers will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.  All of the Fund and Subsidiary securities will be executed on an exchange and guaranteed by the exchange clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries.  The Fund will not enter into any counterparty transactions.

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Equity Market Risk.  The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

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Gold-related investments Risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting gold-related investments may have a significant impact on the Fund’s performance. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.

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Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

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Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

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Small-Cap Company Risk.  The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

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Interest Rate Risk:  As a part of the Fund’s asset allocation strategy, a portion of the Fund’s assets will be invested in short-term interest rate instruments or securities to increase returns.  If interest rates increase, the Fund may earn interest at rates below prevailing market rates.  When interest rates go up the value of bonds go down.  The longer the duration of the Fund’s debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

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Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7936.